Financial instruments (Detail 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 2,836,274	R$ 1,207,631
Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,710,611	1,174,588
Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	125,663	33,043
Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	138,260	53,721
Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	16,011	3,075
Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	176,029	56,992
Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	12,218	4,381
Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	255,542	118,507
Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	16,710	5,126
Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	275,678	119,402
Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	15,896	4,209
Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	610,112	287,789
Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	35,910	9,797
Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	747,928	364,850
Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	28,918	6,455
Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	405,062	148,090
Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	102,000	25,237
Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,540,670	1,093,475
Merchant portfolio [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,437,440	1,062,981
Merchant portfolio [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	103,230	30,494
Merchant portfolio [Member] | Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	65,395	23,083
Merchant portfolio [Member] | Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	13,714	2,561
Merchant portfolio [Member] | Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	122,648	36,917
Merchant portfolio [Member] | Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	10,513	4,170
Merchant portfolio [Member] | Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	208,168	99,015
Merchant portfolio [Member] | Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	14,353	4,614
Merchant portfolio [Member] | Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	246,118	107,068
Merchant portfolio [Member] | Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	13,716	3,865
Merchant portfolio [Member] | Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	567,252	268,770
Merchant portfolio [Member] | Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	30,079	9,091
Merchant portfolio [Member] | Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	721,953	354,807
Merchant portfolio [Member] | Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	20,855	6,193
Merchant portfolio [Member] | Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	403,906	148,084
Merchant portfolio [Member] | Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	102,000	25,237
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	295,604	114,156
Credit Card Loans [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	273,171	111,607
Credit Card Loans [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	22,433	2,549
Credit Card Loans [Member] | Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	72,865	30,638
Credit Card Loans [Member] | Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,297	514
Credit Card Loans [Member] | Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	53,381	20,075
Credit Card Loans [Member] | Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,705	211
Credit Card Loans [Member] | Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	47,374	19,492
Credit Card Loans [Member] | Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,357	512
Credit Card Loans [Member] | Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	29,560	12,334
Credit Card Loans [Member] | Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,180	344
Credit Card Loans [Member] | Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	42,860	19,019
Credit Card Loans [Member] | Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	5,831	706
Credit Card Loans [Member] | Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	25,975	10,043
Credit Card Loans [Member] | Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	8,063	262
Credit Card Loans [Member] | Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,156	6
Credit Card Loans [Member] | Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 0	R$ 0